UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	48 Wall Street, 22nd Floor New York, NY 10005

Name and address of agent for service:	Hoyt M. Peters AST Fund Solutions, LLC 48 Wall Street, 22nd Floor New York, NY 10005

Registrant’s telephone number, including area code:	212-269-5500

Date of fiscal year end:	03/31/2018

Date of reporting period:	12/31/2017

Item 1. Schedule of Investments

The Asia Pacific Fund, Inc.

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS 90.1%
CHINA (INCLUDING HONG KONG AND MACAU SARs) 58.4%
BOC Hong Kong Holdings Ltd. (Banking)	291,500	$1,477,489
China Communications Construction Co. Ltd. (Class "H" Shares) (Industrials)	666,000	756,968
China Construction Bank Corp. (Class "H" Shares) (Banking)	10,110,000	9,316,959
China Lilang Ltd. (Consumer Discretionary)	2,975,000	2,402,740
China Machinery Engineering Corp. (Class "H" Shares) (Industrials)	1,258,000	816,355
China Power International Development Ltd. (Utilities)	1,687,489	442,777
China Resources Power Holdings Co. Ltd. (Utilities)	1,988,622	3,705,989
China State Construction International Holdings Ltd. (Industrials)	1,428,000	1,999,567
China Tian Lun Gas Holdings Ltd. (Utilities)	1,164,000	916,260
China Yongda Automobiles Services Holdings Ltd. (Consumer Discretionary)	293,000	337,146
Chongqing Changan Automobile Co. Ltd. (Class "B" Shares) (Consumer Discretionary)	1,346,685	1,482,364
Chongqing Rural Commercial Bank Co Ltd. (Class "H" Shares) (Banking)	1,873,000	1,323,328
Chow Sang Sang Holdings International Ltd. (Consumer Discretionary)	422,000	1,019,776
CIFI Holdings Group Co. Ltd. (Real Estate)	3,884,000	2,341,481
CK Asset Holdings Ltd. (Real Estate)	372,156	3,253,391
Convenience Retail Asia Ltd. (Consumer Staples)	1,290,000	610,917
CRRC Corp. Ltd. (Class "H" Shares) (Industrials)	918,000	982,289
CSI Properties Ltd. (Real Estate)	25,940,000	1,344,669
Datang International Power Generation Co. Ltd. (Class "H" Stock)* (Utilities)	1,666,000	492,581
Ecogreen International Group Ltd. (Materials)	682,000	131,811
EGL Holdings Co. Ltd. (Consumer Discretionary)	1,424,000	249,701
Far East Consortium International Ltd. (Real Estate)	5,692,162	3,424,251
Far East Horizon Ltd. (Financials)	3,797,000	3,241,582
FSE Engineering Holdings Ltd. (Industrials)	2,397,000	767,006
Goldpac Group Ltd. (Information Technology)	3,119,000	946,137
Haitian International Holdings Ltd. (Industrials)	632,000	1,900,971
HKBN Ltd. (Telecommunication Services)	1,174,000	1,484,621
Hopefluent Group Holdings Ltd. (Real Estate)	926,000	406,533
Huayu Automotive Systems Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	673,499	3,070,667
Jinmao Hotel and Jinmao China Hotel Investments and Management Ltd. (Real Estate)	764,500	483,387
Lee & Man Chemical Co. Ltd. (Materials)	1,954,000	1,403,066
Lifestyle International Holdings Ltd. (Consumer Discretionary)	597,000	793,163
Longfor Properties Co. Ltd. (Real Estate)	2,726,000	6,831,704
Midea Group Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	360,100	3,065,163
Nameson Holdings Ltd. (Consumer Discretionary)	2,154,000	873,968
Oi Wah Pawnshop Credit Holdings Ltd. (Diversified Financial Services)	3,470,637	148,814
PetroChina Co. Ltd. (Class "H" Shares) (Energy)	5,872,000	4,096,124
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares) (Insurance)	434,000	4,518,953
Qingdao Port International Co. Ltd. (Class "H" Shares) 144A@ (Industrials)	4,574,000	3,067,736
Sinopharm Group Co. Ltd. (Class "H" Shares) (Health Care)	202,000	873,894
SITC International Holdings Co. Ltd. (Industrials)	3,429,000	3,388,249
Skyworth Digital Holdings Ltd. (Consumer Discretionary)	3,371,699	1,450,035
SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	418,500	504,588
Springland International Holdings Ltd. (Consumer Staples)	1,555,000	378,159
Times Property Holdings Ltd (Real Estate)	1,267,000	1,247,078
TK Group Holdings Ltd. (Industrials)	2,684,000	1,676,459
Transtech Optelecom Science Holdings Ltd.* (Information Technology)	1,048,000	395,707
Wonderful Sky Financial Group Holdings Ltd. (Consumer Discretionary)	3,244,000	506,560
Xinjiang Goldwind Science & Technology Co. Ltd. (Class "H" Shares) (Industrials)	1,601,860	2,722,784
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class "H" Shares) 144A@ (Information Technology)	545,500	2,506,569
		91,578,486

INDIA 1.0%
State Bank of India (Banking)	330,277	1,603,585

1

Schedule of Investments

as of December 31, 2017 (unaudited) continued

	Shares	Value
INDONESIA 5.7%
Pembangunan Perumahan Perser (Industrials)	3,267,600	$635,818
PT Acset Indonusa Tbk (Industrials)	3,548,900	643,471
PT Adhi Karya Persero Tbk (Industrials)	196,100	27,245
PT Bank Pan Indonesia Tbk* (Banking)	7,616,000	639,929
PT Bekasi Fajar Industrial Estate Tbk (Real Estate)	20,658,300	380,658
PT Cikarang Listrindo Tbk 144A@ (Utilities)	5,510,900	528,039
PT Garuda Maintenance Facility Aero Asia (Industrials)	2,313,000	54,213
PT Indosat Tbk (Telecommunication Services)	3,482,400	1,232,027
PT Jaya Real Property Tbk (Real Estate)	2,493,300	165,393
PT Link Net Tbk (Telecommunication Services)	2,494,000	1,011,019
PT Mitra Pinasthika Mustika Tbk (Consumer Discretionary)	6,309,700	451,108
PT Nusa Raya Cipta Tbk (Industrials)	1,482,800	41,530
PT Panin Financial Tbk* (Insurance)	58,714,000	1,073,232
PT Puradelta Lestari Tbk (Real Estate)	15,689,700	197,747
PT Total Bangun Persada Tbk (Industrials)	5,582,900	271,584
PT Ultrajaya Milk Industry & Trading Co. Tbk (Consumer Staples)	3,318,200	316,718
PT Waskita Karya Persero Tbk (Industrials)	5,051,200	822,786
PT XL Axiata Tbk* (Telecommunication Services)	2,148,500	468,735
		8,961,252
MALAYSIA 1.2%
CB Industrial Product Holding Bhd (Industrials)	552,800	245,871
Mah Sing Group Bhd (Real Estate)	1,721,925	616,949
SP Setia Bhd (Real Estate)	544,453	538,130
UOA Development Bhd (Real Estate)	801,600	473,393
		1,874,343
PHILIPPINES 0.7%
Metropolitan Bank & Trust Co. (Banking)	436,820	887,291
Pryce Corp.* (Energy)	1,989,900	271,060
		1,158,351
SINGAPORE 3.5%
AIMS AMP Capital Industrial REIT (Real Estate Investment Trusts)	478,556	486,625
Asian Pay Television Trust (Consumer Discretionary)	1,497,800	660,736
BOC Aviation Ltd. 144A@ (Industrials)	526,000	2,804,086
CapitaLand Retail China Trust (Real Estate Investment Trusts)	614,373	744,166
China Jinjiang Environment Holding Co. Ltd. (Utilities)	273,600	140,129
Viva Industrial Trust (Real Estate)	810,800	566,823
		5,402,565
SOUTH KOREA 11.1%
Amotech Co. Ltd.* (Information Technology)	11,254	518,259
BH Co. Ltd.* (Information Technology)	55,342	1,411,271
DB Insurance Co. Ltd. (Insurance)	25,767	1,713,708
E-MART, Inc. (Consumer Staples)	6,374	1,613,520
Fila Korea Ltd. (Consumer Discretionary)	14,705	1,120,852
GS Retail Co. Ltd. (Consumer Staples)	43,786	1,648,289
Hotel Shilla Co. Ltd. (Consumer Discretionary)	13,847	1,098,137
Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	39,249	1,723,136
Hyundai Steel Co. (Materials)	16,046	878,329
Kangwon Land, Inc. (Consumer Discretionary)	21,408	695,903
KB Financial Group, Inc. (Banking)	56,800	3,363,804
Nasmedia Co. Ltd. (Consumer Discretionary)	15,876	1,104,817
V One Tech Co. Ltd.* (Information Technology)	11,407	505,593
		17,395,618
TAIWAN 7.4%
Accton Technology Corp. (Information Technology)	290,000	1,032,982
Basso Industry Corp. (Consumer Discretionary)	383,000	858,447
Chilisin Electronics Corp. (Information Technology)	151,840	502,587
ChipMOS Technologies, Inc. (Information Technology)	417,000	371,339

The Asia Pacific Fund, Inc. 2

The Asia Pacific Fund, Inc.

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value

TAIWAN (cont'd.)
Flexium Interconnect, Inc. (Information Technology)	405,178	$1,450,055
Inventec Corp. (Information Technology)	899,000	717,484
Kerry TJ Logistics Co. Ltd. (Industrials)	343,000	440,874
King Yuan Electronics Co. Ltd. (Information Technology)	1,721,000	1,749,425
Primax Electronics Ltd. (Information Technology)	195,000	517,667
Taiwan Sakura Corp. (Consumer Discretionary)	377,000	476,975
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	347,000	2,676,093
TURVO International Co. Ltd. (Industrials)	223,000	779,340
		11,573,268
THAILAND 1.1%
AP Thailand PCL (Real Estate)	3,356,200	942,290
Kang Yong Electric PCL (Consumer Discretionary)	4,800	69,224
Supalai PCL (Real Estate)	959,600	697,837
		1,709,351
TOTAL COMMON STOCKS (cost $118,974,628)		141,256,819

PREFERENCE STOCKS 6.4%
MALAYSIA 0.0%
SP Setia Bhd Islamic Convertible Preference Shares(1) (Real Estate)	192,160	41,785
		41,785
SOUTH KOREA 6.4%
Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	11,226	1,856,057
Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	4,183	8,166,335
		10,022,392
TOTAL PREFERENCE STOCKS (cost $5,565,130)		10,064,177

WARRANTS* 0.1%
MALAYSIA 0.0%
Mah Sing Group Bhd, expiring 02/21/20 (Real Estate)	423,637	10,468

SINGAPORE 0.0%
Ezion Holdings Ltd., expiring 04/24/20(1) (Energy)	286,063	0
		0
THAILAND 0.1%
Supalai Public Company Ltd., expiring 10/20/18 (Real Estate)	239,900	141,334

TOTAL WARRANTS (cost $89,238)		151,802

TOTAL LONG-TERM INVESTMENTS (cost $124,628,996)		151,472,798

SHORT-TERM INVESTMENT 0.1%
MONEY MARKET MUTUAL FUND
JPMorgan Prime Money Market Fund/Premier (cost $120,224)	120,224	120,224

3

Schedule of Investments

as of December 31, 2017 (unaudited) continued

TOTAL INVESTMENTS 96.7% (cost $124,749,220)(a)	$151,593,022
Other assets in excess of liabilities 3.3%	5,104,836

NET ASSETS 100.0%	$156,697,858

*	Non-income producing security.
144A@	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Measurements table located at the end of the Portfolio of Investments.

The following abbreviations are used in the quarterly report:

MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trusts
(a)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$125,312,085
Appreciation	31,840,213
Depreciation	(5,559,276)
Net Unrealized Appreciation	$26,280,937

The book basis may differ from tax basis due to certain tax-related adjustments.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2017 were as follows :

Industrials	15.9%
Real Estate	15.3
Consumer Discretionary	13.9
Banking	11.9
Information Technology	9.8
Insurance	6.9
Technology Hardware & Equipment	5.2
Utilities	4.0
Telecommunication Services	3.0
Consumer Staples	2.9
Energy	2.8
Financials	2.0
Materials	1.5
Real Estate Investment Trusts	0.8
Health Care	0.6
Diversified Financial Services	0.1
Money Market Mutual Fund	0.1
96.7
Other assets in excess of liabilities	3.3
100.00%

The Asia Pacific Fund, Inc. 4

Notes to Schedule of Investments (unaudited)

Securities Valuation:

The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date and is in compliance with FASB ASC 820-10-50. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks and preference shares, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

For common stocks and preference shares traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security's foreign market and before the Fund's normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Fair Value:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1--quoted prices generally in active markets for identical securities.

Level 2--quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3--unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong and Macau SARs)	$91,578,486	$—	$—
India	1,603,585	—	—
Indonesia	8,961,252	—	—
Malaysia	1,874,343	—	—
Philippines	1,158,351	—	—
Singapore	5,402,565	—	—
South Korea	17,395,618	—	—
Taiwan	11,573,268	—	—
Thailand	—	1,709,351	—
Preference Stocks
Malaysia	—	—	41,785
South Korea	10,022,392	—	—
Warrants
Malaysia	10,468	—	—
Singapore	—	—	—
Thailand	141,334	—	—
Money Market Mutual Fund	120,224	—	—
Total	$149,841,886	$1,709,351	$41,785

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Balance as of 3/31/17	$-
Realized gain (loss)	-
Unrealized gain (loss)	-
Purchases	41,785
Sales	-
Accrued discount (premium)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 12/31/17	$41,785

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

New Accounting Pronouncements:

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. . The compliance dates of the other amendments and rules are is April 2019 for larger fund groups and April 2020 for smaller fund groups. Management is currently evaluating the impacts to the financial statement disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Hoyt M. Peters
Hoyt M. Peters
Secretary

Date February 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ King Lun Au
King Lun Au
President and Principal Executive Officer

Date February 9, 2018

By (Signature and Title)*	/s/ Frank J. Maresca
Frank J. Maresca
Treasurer and Principal Financial Officer

Date February 9, 2018

*	Print the name and title of each signing officer under his or her signature.